Taxation (Details) $ in Thousands, ¥ in Millions, $ in Millions			12 Months Ended
	Jun. 30, 2023 USD ($)	Apr. 01, 2018 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Taxation (Details) [Line Items]
Assessable profit percentage		8.25%
Accounting standards, percentage	25.00%		25.00%
Preferential tax rate	15.00%		15.00%
Income tax rate	15.00%			15.00%
Net operating loss carryforwards | $	$ 35,848					$ 32,266	$ 15,830
Deferred tax assets, net operating loss carryforwards | $	8,635					7,676	4,142
valuation allowances | $	$ 8,475					$ 7,577	$ 2,314
Profits tax rate | $		$ 2
Taxable income | ¥			¥ 1		¥ 1
Preferential tax rate			10.00%		5.00%
PRC [Member]
Taxation (Details) [Line Items]
Taxable income | ¥			¥ 3
Preferential tax rate			2.50%		10.00%
Minimum [Member]
Taxation (Details) [Line Items]
Taxable income | ¥				¥ 1	¥ 1
Maximum [Member]
Taxation (Details) [Line Items]
Taxable income | ¥			¥ 3		¥ 3